CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Revenue:
Affiliate	$ 63,785	$ 58,355	$ 124,649	$ 114,557
Third-party	4,314	4,661	8,190	9,623
Total revenue	68,099	63,016	132,839	124,180
Costs and expenses:
Operating and maintenance expenses	20,724	17,194	40,604	34,863
General and administrative expenses	6,488	6,098	10,779	9,413
Depreciation and amortization	7,091	5,857	13,734	11,340
Total costs and expenses	34,303	29,149	65,117	55,616
Income from operations	33,796	33,867	67,722	68,564
Other expense:
Interest expense, net	(10,029)	(7,509)	(19,614)	(15,077)
Amortization of loan fees and debt premium	(396)	(377)	(759)	(793)
Net income	23,371	25,981	47,349	52,694
Less: Net loss attributable to Predecessor	(1,084)	(1,150)	(2,363)	(2,644)
Less: Net income attributable to noncontrolling interest	4,363	3,820	8,385	7,419
Net income attributable to the partners	20,092	23,311	41,327	47,919
Less: Net income attributable to the IDR holder	3,415	2,107	6,370	3,793
Net income attributable to PBF Logistics LP unitholders	$ 16,677	$ 21,204	$ 34,957	$ 44,126
Weighted-average limited partner units outstanding:
Cash distributions paid per unit (in dollars per share)	$ 0.4950	$ 0.47	$ 0.9850	$ 0.9300
Common Units [Member]
Other expense:
Net income attributable to the partners	$ 16,677	$ 15,759	$ 34,957	$ 29,963
Net income per limited partner unit:
Common - basic (in dollars per share)	$ 0.39	$ 0.49	$ 0.83	$ 1.04
Common - diluted (in dollars per share)	$ 0.39	$ 0.49	$ 0.83	$ 1.04
Weighted-average limited partner units outstanding:
Common - basic (in shares)	42,231,119	31,428,577	42,176,202	28,784,479
Common - diluted (in shares)	42,294,616	31,485,563	42,190,136	28,788,463
Subordinated Units [Member]
Net income per limited partner unit:
Subordinated - basic and diluted (In dollars per share)	$ 0.00	$ 0.52	$ 0.00	$ 1.07
Weighted-average limited partner units outstanding:
Subordinated - basic and diluted (in shares)	0	10,649,228	0	13,253,423